Going Concern (Details)					12 Months Ended
	Dec. 31, 2026 CNY (¥)	Mar. 13, 2026 CNY (¥)	Feb. 06, 2026 CNY (¥)	Feb. 05, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Going Concern [Line Items]
Incurred net loss					¥ 130,900,000	$ 18,700,000	¥ 37,400,000	¥ 36,900,000
Net cash used in operating activities					(148,479,652)	$ (21,232,309)	(16,130,880)	(45,795,682)
Accumulated deficit					(2,476,000,000)		(2,263,419,477)	(2,120,100,000)	$ (354,063,090)
Working capital					¥ 113,200,000		¥ 141,600,000	¥ 112,600,000	$ 16,200,000
Forecast [Member]
Going Concern [Line Items]
Loan amount	¥ 0.5
Interest rate	18.00%
Interest bearing	7.20%
Subsequent Event [Member]
Going Concern [Line Items]
Interest rate			3.20%
Subsequent Event [Member] | Bank of Communications [Member]
Going Concern [Line Items]
Loan amount			¥ 4,000,000
Subsequent Event [Member] | Bank of Jiujiang [Member]
Going Concern [Line Items]
Loan amount		¥ 2.4
Interest rate		4.20%
Subsequent Event [Member] | Industrial Bank [Member]
Going Concern [Line Items]
Loan amount				¥ 20,000,000
Interest rate				3.30%